Description of the Plan	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Description of Plan [Line Items]
Description of the Plan	Description of the Plan
The following description of the CACI $MART Plan (the Plan), which is sponsored and administered by CACI International Inc (the Company or Plan Sponsor), provides only general information about various terms, conditions, and features of the Plan. Participants should refer to the Plan document for a more complete description of the Plan’s provisions.
General
The Plan was adopted on September 1, 1985, as a defined contribution plan subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended (ERISA). The Plan has both a 401(k) and a discretionary non-elective contribution feature. Company matching 401(k) and any non-elective contributions are made at the discretion of the Plan Sponsor.
Effective January 1, 2024, the Six3 Advanced Systems Profit Sharing Plan, TICOM Geomatics 401k Profit Sharing Plan, Ascent Vision Technologies and Mastodon Design 401k Profit Sharing Plan & Trust were merged into the CACI $MART Plan. As a result of the merger, the net assets available for benefits totaled $365,246,632 for Six3 Advanced Systems; $66,682,501 for TICOM Geomatics, $10,553,800 for Mastodon Design and $1,276,402 for the Ascent Vision Technologies 401k plan and related participant accounts were transferred into the Plan. In addition, $3,611,182 loan balances accompanied by applicable security were transferred to the Plan.
Eligibility
In general, employees of the Plan Sponsor and its participating subsidiaries who are U.S. citizens or residents, regardless of age, are eligible to participate.
Contributions
Participants can elect to contribute up to 75% of their annual compensation in any combination of before-tax and after-tax (Roth) contributions subject to the Internal Revenue Service (IRS) maximum. Participants who are age 50 and older by each Plan year-end date have the opportunity to defer an additional amount up to the IRS annual catch-up contribution limits.
Participants may also contribute amounts representing distributions or transfers from other qualified defined benefit plans or defined contribution plans.
The Company may make matching contributions to eligible employees in an amount equal to 50% of the first 8% of pre‑tax compensation deferred by eligible participants, subject to federal limits. Certain employees are not eligible for matching contributions.
The Company, at its discretion, may also make additional non-elective contributions to the Plan. The Company made no additional non-elective contributions for the years ended December 31, 2025 and 2024.
All contributions to the Plan are maintained in a trust fund consisting of separate accounts identifiable by individual participant.
Vesting
All participants vest immediately in their salary deferral contributions and the investment earnings thereon, and vest in the Company matching and discretionary non-elective contributions, and the investment earnings thereon, based on years of continuous service. Participants become 100% vested in Company matching and non-elective contributions after three years of continuous service.
Participant Accounts
The Plan establishes and maintains a separate account in the name of each individual participant. Participant accounts are credited with participant salary deferral contributions, Company matching contributions, and allocations of (1) any discretionary non-elective contributions and (2) Plan investment earnings. Participant contributions are allocated to participant accounts when the Company remits payroll deductions from eligible Plan participants. As of December 31, 2025 and 2024, there were no unallocated employer contributions. Participant accounts are reduced by an allocation of Plan administrative expenses. Allocation of non-elective contributions are based on participants’ annual compensation, and allocations of Plan investment earnings are based on participant account balances.
The benefit to which a participant is entitled is the amount that can be provided from the participant’s vested account.
Investments
Participants direct the investment of their contributions, and Plan Sponsor contributions, into any of the investment options offered by the Plan, and may change their investment options daily.
CACI $MART Plan
Notes to Financial Statements (continued)
December 31, 2025 and 2024
Plan Administration
The Company is responsible for the overall administration of the Plan. T. Rowe Price Trust Company serves as trustee of the Plan, and T. Rowe Price Retirement Plan Services, Inc. provides investment management and recordkeeping services. As provided by the Plan document, administrative expenses of the Plan may be funded by the Plan or paid by the Plan Sponsor. Origination fees for loans made to participants are funded by individual account assets of the participant originating the loan.
During each of the years ended December 31, 2025 and 2024, the Plan funded administrative expenses of $1.2 million and $1.1 million, respectively. The Plan Sponsor paid all other administrative expenses.
Participant Loans
The Plan allows active employee participants to borrow against their vested account balances. The minimum loan amount is $1,000, and the maximum is the lesser of 50% of the vested balance of the participant’s account or $50,000, reduced by the highest outstanding balance of any loan during the preceding 12 months. Participants are permitted to have only one loan outstanding at a time.
Loan terms may be up to five years unless the borrowings are made to finance the purchase of a primary residence, in which case the term of the loan may be over a reasonable period of time that may not exceed a maximum of 15 years. Payments of interest and outstanding principal are made primarily through automatic payroll deductions.
Interest is charged over the term of the loan at the prime rate plus 1%, based on the rate on the last business day of the month prior to the month in which the loan is made. Outstanding loan balances are secured by vested participant account balances.
If a participant terminates employment with the Company, they may repay their loan in full prior to initiating a distribution or they may continue to make loan payments via an Automated Clearing House (ACH) arrangement. If the loan is defaulted the participant’s distribution will be reduced by the amount of the outstanding loan.
Retirement and Disability Benefits or Termination of Employment
Upon a participant’s retirement, disability, or termination for other reasons, the normal forms of benefit for all participants, other than those whose pension account merged into the Plan in 1997, are lump sum or installment cash payments. For pension accounts that were merged into the Plan in 1997, the normal form of benefit is a joint and survivor annuity for a married participant or a single life annuity for a single participant. Alternative forms of distribution for this group include lump sum or installment cash payments or the purchase of a different form of annuity. Distributions to participants who have separated from service and have requested a distribution are made no later than 60 days after their date of termination. Outstanding loan balances that have been applied against these distributions are reported as benefits paid to participants in the accompanying financial statements.
Required Minimum Distributions
Participants (active or otherwise) must commence required minimum distributions from the Plan beginning on April 1 of the calendar year following the later of the year in which employment terminates or the year in which the participant reaches the age of 73.
Death Benefits
Upon death, a participant’s designated beneficiary will receive a benefit distribution during the same period over which the participant would have received his or her benefit.
In-Service and Hardship Withdrawals
In-service withdrawals are available in certain limited circumstances, as defined by the Plan. Hardship withdrawals are allowed for participants experiencing a severe financial hardship, as defined by the Plan, subject to restrictions and limitations imposed by the Plan.